FEDERATED TOTAL RETURN SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

JANUARY 29, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED TOTAL RETURN SERIES, INC. (the “Corporation”)

Federated Total Return Bond Fund

Institutional Shares

Service Shares

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Class T Shares

(“the Fund”)

1933 Act File No. 33-50773

1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation, with respect to the Fund, hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2018, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 87 on January 24, 2018.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary